Form N-1A Cover	Oct. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIDAL TRUST III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 30, 2026
Prospectus Date	Sep. 09, 2026